OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES	OTHER LIABILITIES
The company’s other liabilities consist of the following:

AS AT DEC. 31 US$ MILLIONS	2022	2021
Accounts payable and accrued liabilities	$61	$57
Liability for retirement benefits	67	—
Escrow fund on mortgage loans	138	—
Accrued commissions and other expenses	185	—
Other	280	7
Total other liabilities	$731	$64